FIXED ASSETS, NET - Movement of Fixed assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PP&E
Property, plant and equipment at beginning of period	R$ 33,367,981	R$ 32,662,912
Effects of deconsolidation - Eletronuclear	(13,760,535)
Acquisition of control - MESA	17,861,290
Addition/ Constitution	(1,996,833)	2,318,325
Write-offs/ reversals	(3,436,983)	304,712
Depreciation	(1,644,944)	(1,795,844)
Transfer	356,063	100,460
Transfers Held for Sales/Merger		(222,584)
Property, plant and equipment at end of period	34,739,705	33,367,981
Fixed assets in service
PP&E
Property, plant and equipment at beginning of period	19,348,097	18,904,597
Effects of deconsolidation - Eletronuclear	(3,660,724)
Acquisition of control - MESA	17,717,371
Addition/ Constitution	35,403	(167,545)
Write-offs/ reversals	(3,286,537)	573,058
Depreciation	(1,545,138)	(1,676,004)
Transfer	2,530,648	1,829,955
Transfers Held for Sales/Merger		(115,964)
Property, plant and equipment at end of period	31,068,314	19,348,097
Fixed assets in service | Right-of-use
PP&E
Property, plant and equipment at beginning of period	1,044,304	1,107,704
Effects of deconsolidation - Eletronuclear	(8,514)
Acquisition of control - MESA	2,023
Addition/ Constitution	(17,254)	53,601
Write-offs/ reversals	(84)	2,860
Depreciation	(99,806)	(119,840)
Transfer	(28)	(21)
Property, plant and equipment at end of period	955,149	1,044,304
Dams, reservoirs and water mains
PP&E
Property, plant and equipment at beginning of period	6,412,995	6,689,554
Effects of deconsolidation - Eletronuclear	(1,283)
Acquisition of control - MESA	6,506,951
Write-offs/ reversals	(1,675,657)
Depreciation	(495,697)	(305,483)
Transfer	718,982	28,924
Property, plant and equipment at end of period	11,466,291	6,412,995
Buildings, civil works and improvements
PP&E
Property, plant and equipment at beginning of period	2,885,165	3,124,535
Effects of deconsolidation - Eletronuclear	(492,840)
Acquisition of control - MESA	3,532,292
Addition/ Constitution		3,447
Write-offs/ reversals	(462,751)
Depreciation	(212,703)	(193,055)
Transfer	108,206	(32,865)
Transfers Held for Sales/Merger		(16,897)
Property, plant and equipment at end of period	5,357,369	2,885,165
Buildings, civil works and improvements | Right-of-use
PP&E
Property, plant and equipment at beginning of period	170,631	156,901
Acquisition of control - MESA	2,023
Addition/ Constitution	(805)	45,823
Write-offs/ reversals	(84)	2,903
Depreciation	(31,990)	(34,673)
Transfer	(2,103)	(323)
Property, plant and equipment at end of period	139,282	170,631
Machines and equipment
PP&E
Property, plant and equipment at beginning of period	12,225,806	11,928,760
Effects of deconsolidation - Eletronuclear	(3,124,977)
Acquisition of control - MESA	7,329,149
Addition/ Constitution	(249,346)	67,914
Write-offs/ reversals	(1,149,201)	(179,523)
Depreciation	(766,561)	(1,160,899)
Transfer	1,702,504	1,692,395
Transfers Held for Sales/Merger		(122,841)
Property, plant and equipment at end of period	16,466,066	12,225,806
Machines and equipment | Right-of-use
PP&E
Property, plant and equipment at beginning of period	861,977	946,935
Effects of deconsolidation - Eletronuclear	(8,514)
Addition/ Constitution	(15,847)
Write-offs/ reversals		(43)
Depreciation	(67,592)	(84,911)
Transfer	2,075	(4)
Property, plant and equipment at end of period	803,793	861,977
Others
PP&E
Property, plant and equipment at beginning of period	278,971	218,452
Effects of deconsolidation - Eletronuclear	(41,624)
Acquisition of control - MESA	348,979
Addition/ Constitution	(3,125)	23,832
Write-offs/ reversals	(204,807)	13,851
Depreciation	(70,177)	(16,567)
Transfer	956	39,391
Transfers Held for Sales/Merger		12
Property, plant and equipment at end of period	315,423	278,971
Others | Right-of-use
PP&E
Property, plant and equipment at beginning of period	11,696	3,868
Addition/ Constitution	(602)	7,778
Depreciation	(224)	(256)
Transfer		306
Property, plant and equipment at end of period	12,074	11,696
Provision for recoverable value of assets (Impairment)
PP&E
Property, plant and equipment at beginning of period	(2,454,840)	(3,056,704)
Addition/ Constitution	287,874	(262,738)
Write-offs/ reversals	205,879	738,730
Transfer		102,110
Transfers Held for Sales/Merger		23,762
Property, plant and equipment at end of period	(2,536,835)	(2,454,840)
Fixed assets in progress
PP&E
Property, plant and equipment at beginning of period	12,975,580	12,650,611
Effects of deconsolidation - Eletronuclear	(10,091,297)
Acquisition of control - MESA	141,896
Addition/ Constitution	(2,014,982)	2,432,269
Write-offs/ reversals	(150,362)	(271,206)
Transfer	(2,174,557)	(1,729,474)
Transfers Held for Sales/Merger		(106,620)
Property, plant and equipment at end of period	2,716,242	12,975,580
Fixed assets in progress and its provision
PP&E
Property, plant and equipment at beginning of period	17,484,344	17,159,375
Effects of deconsolidation - Eletronuclear	(14,600,061)
Acquisition of control - MESA	141,896
Addition/ Constitution	(2,014,982)	2,432,269
Write-offs/ reversals	(150,362)	(271,206)
Transfer	(2,174,557)	(1,729,474)
Transfers Held for Sales/Merger		(106,620)
Property, plant and equipment at end of period	2,716,242	17,484,344
Provision for recoverable value of asset (Impairment)
PP&E
Property, plant and equipment at beginning of period	(4,508,764)	(4,508,764)
Effects of deconsolidation - Eletronuclear	R$ (4,508,764)
Property, plant and equipment at end of period		R$ (4,508,764)